Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	$ 53,120	$ 1,892
Non-current financial assets mandatorily measured at fair value through profit or loss	10,368		$ 11,038
Foreign partnership interest [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Non-current financial assets mandatorily measured at fair value through profit or loss	10,940		10,940
Listed stocks [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	46,512
Valuation adjustments [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	6,608
Non-current financial assets mandatorily measured at fair value through profit or loss	$ (572)		$ 98